Nature of Business and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		12 Months Ended
	Jul. 01, 2019	Jun. 30, 2019	Jun. 30, 2018	Nov. 30, 2017
Significant Accounting Policies [Line Items]
Inventory reserve amount		$ 23,500,000	$ 22,500,000
Property, plant and equipment estimated useful lives, years		15 years
Variable interest entity, ownership percentage		25.00%
Equity interest acquired		93.80%		93.80%
Loss contingency liability		$ 0
Maximum percentage of total revenues represented by distributors and agents that are not granted price protection		10.00%
Standard product warranty description		The Company offers an assurance-type limited warranty that products will be free from defects in materials and workmanship. The warranty is typically one year or the industry standard in length and is limited to either (1) the replacement or repair of the product or (2) a credit against future purchases. The products are not sold with a right of return.
Assurance-type limited product warranty period		1 year
Minimum
Significant Accounting Policies [Line Items]
Finite-lived intangible assets useful life, years		5 years
Variable interest entity, ownership percentage		20.00%
Equity interest acquired		50.00%
Minimum | ASU 2016-02 | Subsequent Event
Significant Accounting Policies [Line Items]
Increase in total assets and liabilities due to ASU adoption	$ 90,000,000
Maximum
Significant Accounting Policies [Line Items]
Finite-lived intangible assets useful life, years		20 years
Maximum | ASU 2016-02 | Subsequent Event
Significant Accounting Policies [Line Items]
Increase in total assets and liabilities due to ASU adoption	$ 120,000,000
Building improvements and land improvements | Minimum
Significant Accounting Policies [Line Items]
Property, plant and equipment estimated useful lives, years		10 years
Building improvements and land improvements | Maximum
Significant Accounting Policies [Line Items]
Property, plant and equipment estimated useful lives, years		20 years
Machinery and Equipment | Minimum
Significant Accounting Policies [Line Items]
Property, plant and equipment estimated useful lives, years		3 years
Machinery and Equipment | Maximum
Significant Accounting Policies [Line Items]
Property, plant and equipment estimated useful lives, years		20 years